OTHER INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other income and expense [abstract]
Disclosure of general and administrative expense [text block]

Below is a detail of the other income and expense in the years ended December 31, 2019,  2018 and 2017:

		December 31,		December 31,		December 31,
Other Income		2019		2018		2017
Foreign exchange gains (losses), net	Ps.	312,267	Ps.	283,440	Ps.	424,483
Share of profit of equity accounted investees, net of tax		229,626		197,715		171,964
Net gain on sale of debt and equity securities (1)		198,562		1,104		51,712
Dividends		84,686		71,487		50,439
Gain on the sale of non-current assets held for sale		23,381		20,062		13,568
Gain on sale of property, plant and equipment (2)		24,381		390,472		10,581
Net gain in assets valuation		14,151		37,307		39,012
Other income		395,909		357,094		389,986
Total other income	Ps.	1,282,963	Ps.	1,358,681	Ps.	1,151,745
(1)	The increase of Ps. 197,458 is due to the realization of the gains recognized in OCI for the sale of fixed income investments.
(2)	The year 2018 includes the recognition of income from sales with subsequent leasing of assets in Banco de Bogota by Ps. 312,316 and Ps. 60,474 in Banco Popular.

	December 31,		December 31,		December 31,
Other Expense	2019		2018		2017
Personnel expenses	Ps.	(4,085,396)	Ps.	(3,877,584)	Ps.	(3,671,117)
Taxes and fees		(914,476)		(757,936)		(731,316)
Affiliation contributions and transfers		(664,835)		(511,811)		(429,825)
Consultancy, audit and other fees		(661,645)		(569,276)		(460,978)
Maintenance and repairs		(458,522)		(378,433)		(392,271)
Depreciation of tangible assets		(416,946)		(378,218)		(383,911)
Wealth tax (1)		—		—		(101,988)
Insurance		(382,322)		(375,611)		(351,745)
Marketing		(351,104)		(327,539)		(314,657)
Depreciation right of use assets (2)		(292,771)		—		—
Warehouse services		(277,574)		(270,223)		(277,849)
Amortization of intangible assets		(191,768)		(161,533)		(137,497)
Transportation services		(184,720)		(181,687)		(166,429)
Leases (Rent)		(175,002)		(476,590)		(431,507)
Outsourcing services		(149,280)		(128,495)		(128,656)
Cleaning and security services		(137,721)		(126,822)		(131,451)
Supplies and stationary		(103,104)		(85,128)		(82,113)
Data processing		(83,542)		(81,426)		(73,872)
Adaptation and installation		(58,904)		(55,815)		(62,809)
Travel expenses		(58,663)		(52,584)		(48,193)
Impairment losses other assets (3)		(20,755)		(166,300)		(174,255)
Loss from sale of non-current assets held for sale		(4,392)		(5,200)		(6,957)
Other		(497,907)		(402,822)		(443,695)
Total other expense	Ps.	(10,171,349)	Ps.	(9,371,033)	Ps.	(9,003,091)
(1)	Grupo Aval and its subsidiaries in Colombia were subject to wealth tax for the year 2017 by law 1739 of 2014.
(2)	The Group adopted IFRS 16 on January 1, 2019. (See Note 2.4A)

The year 2018 includes the provision of investment in Concesionaria Ruta del Sol S.A.S at 100%.